Fees Summary	Dec. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,422,000
Previously Paid Amount	0.00
Total Fee Amount	2,544.08
Total Offset Amount	0.00
Net Fee	2,544.08
Narrative - Max Aggregate Offering Price	$ 18,422,000
Final Prospectus	true